BALANCE SHEET DETAILS (Details 3) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Balance Sheet Details [Line Items]
Total	$ 255	$ 252	$ 248
Promissory note, 2% interest
Balance Sheet Details [Line Items]
Total		222	222
Accrued interest
Balance Sheet Details [Line Items]
Total		$ 30	$ 26